UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2007

                          Emerging Markets Fund



[LOGO OF USAA]
   USAA(R)

                               USAA EMERGING
                                  MARKETS Fund

                                   [GRAPHIC OF USAA EMERGING MARKETS FUND]

                               S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2007

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  12

   Notes to Portfolio of Investments                                         28

   Financial Statements                                                      30

   Notes to Financial Statements                                             33

EXPENSE EXAMPLE                                                              47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                  ...I EXPECT MARKET VOLATILITY TO CONTINUE OVER
[PHOTO OF CHRISTOPHER W. CLAUS]         THE NEAR TERM. LONG TERM, HOWEVER,
                                    I BELIEVE PATIENCE - AND QUALITY INVESTMENT
                                           MANAGEMENT - CAN WIN THE DAY.

                                                        "

                                                                   December 2007
--------------------------------------------------------------------------------

         When I wrote to you six months ago, the stock market was up. The Dow Jones Industrial Average, for example, had climbed about 9% during the first five months of the year. This strong performance prompted me to ask: "Is this as good as it gets for 2007?" And from the vantage point of December, it appears that the answer was "yes."

         During the summer, questions about subprime lending took center stage, and market volatility increased, with many days of double-digit declines and double-digit advances. Investor complacency about market risk collapsed as years of abnormally low interest rates, easy liquidity, and housing price appreciation came to an end. Meanwhile, international, emerging markets, and gold stocks continued to post strong absolute returns.

         As a result, we are moving into 2008 with more questions and concerns than we usually have at the beginning of a new year. The central issue
         - whether the slowing U.S. economy could slip into recession. And, if America's economy stumbles, will the world economy be able to maintain a reasonable rate of growth? No one knows, of course, but I believe the U.S. housing market will determine whether the U.S. economy goes into a recession.

         Until last year, the run-up in housing prices helped boost economic growth. Large numbers of people were able to take equity out of their homes to support their spending. (Consumer spending is important because it accounts for two-thirds of total economic activity.) Unfortunately, many Americans already carry too much debt and seem unlikely to receive new loans from banks, which are reluctant to lend on collateral (housing) that is declining in value. Furthermore, it could take several years to work through the current oversupply of unsold homes, keeping downward pressure on housing prices for a while.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         If the consumer responds by pulling back on spending, corporations could follow suit in an effort to support earnings. The combination of decreased consumer and corporate spending could tip the economy into a mild recession.

         Given the uncertain economic picture, I expect market volatility to continue over the near term. Long term, however, I believe patience - and quality investment management - can win the day.

         o  For  discerning   investors,   U.S.   large-cap   stocks  may  offer
            opportunity; they appear attractively priced.

         o Gold stocks have performed well. Because gold is negatively correlated with the U.S. dollar, these securities have benefited from the weakness of the dollar. Going forward, I see gold prices being more influenced by inflation, with an outlook on gold that is neutral to positive.

         o International and emerging markets equities, which have appreciated significantly over the past five years, could see a pullback in prices. Yet, over time, the outlook appears positive. Of particular note: the emerging markets. Besides an increasing number of exports, these economies have a burgeoning middle class that provides them with home-grown consumers. Investors with a long-term horizon and a tolerance for volatility still could find potential in these markets.

         Whatever happens in the months ahead, USAA Investment Management Company will continue working hard for you. From all of us here, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

         Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

The Boston Company Asset Management, LLC
    KIRK HENRY, CFA
    CAROLYN KEDERSHA, CFA, CPA
    MICHELLE CHAN, CFA
    WARREN SKILLMAN

Batterymarch Financial Management, Inc
    DAVID W. LAZENBY, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

              For the six-month period ended November 30, 2007, the USAA Emerging Markets Fund had a total return of 18.04%. This compares to returns of 19.54% for the Lipper Emerging Markets Funds Index and 23.70% for the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

              The Fund has two subadvisers - Batterymarch Financial Management, Inc. (Batterymarch) and The Boston Company Asset Management, LLC (The Boston Company). Batterymarch's growth orientation had a significant impact on the Fund, which is not unusual during a period of such high returns. China, Russia, India, Indonesia, and Brazil were the best performing emerging markets.

PLEASE GIVE BATTERYMARCH'S VIEW OF THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

              The strong return for the MSCI Emerging Markets Index masks the fact that there were two significant corrections during the reporting period - one of roughly 20% in July and August and another of roughly 10% in November. This is not unusual given emerging markets' traditional status as "high beta" markets, which means that they rise more than their developed counterparts in rising markets and fall more dramatically in declining markets.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

              REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

              FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              However, what the Batterymarch team saw in the summer sell-off was that emerging markets generally tracked developed markets on the way down. The traditional high-beta relationship wasn't evident until the final two or three days of the sell-off. The good news for emerging markets investors was that when all markets bounced back beginning in late August, emerging markets recovered much faster and farther than developed markets did, reaching the previous high in only eight weeks. So while investors still see emerging markets as high beta, in our opinion, they are willing to look through the volatility and see the superior fundamentals in emerging markets.

              As for the November correction, we think it was probably healthy. Many emerging markets had moved so far, so fast that they needed to pause to justify further gains into the end of 2007.

WHAT'S THE BOSTON COMPANY'S VIEW OF THE MARKET ENVIRONMENT?

              We would agree with Batterymarch, and also would note that there has been a narrowing in terms of market leadership. Specifically, the best performance is increasingly concentrated in the biggest stocks in the MSCI Emerging Markets Index, driven by investment flows. As a result, there are some parts of the emerging markets universe where valuations appear stretched, in our opinion, particularly in certain of the big index stocks.

WHAT LED TO THE STRONG PERFORMANCE IN THE BATTERYMARCH PORTION OF THE FUND?

              Generally, the Batterymarch investment management process keys to stock selection rather than country allocation, but both performed nearly equally as well during the period relative to the MSCI Emerging Markets Index. For the period overall, the Batterymarch portion of the Fund benefited from an overweight stance in Brazil and Russia, while an underweight in China and slight underweights in India and Indonesia detracted. This

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

              portion of the Fund benefited from an overweight position in the Middle East and underweights in Eastern Europe, Israel, and Taiwan, because the latter three markets underperformed.

              The strongest stock selection for the Batterymarch portion of the Fund came in South Korea and South Africa; although the markets there underperformed, the team's selections kept up with the index. Stock selection also was good in India, Taiwan, Thailand, and the Middle East.

              Poor stock selection and an overweight position in Mexico created disappointment. Because it is highly correlated to the United States, Mexico is vulnerable to economic slowdowns here.

              At the end of the period, our most significant overweights were in Russia, Egypt, South Africa, the United Arab Emirates, Mexico, and Thailand.

WHAT ABOUT THE BOSTON COMPANY'S PORTION OF THE FUND?

              It was a difficult environment. China and Brazil, along with precious metals stocks, were major areas of weakness in hot markets. In fact, an underexposure to China and the metals represents about 60% of underperformance relative to the MSCI Emerging Markets Index in this portion of the Fund.

              The Boston Company's portion of the Fund did fine in India thanks to an exposure to state banks, which were very attractive given the team's valuation discipline. The weak dollar hurt the earnings of Indian software developers, and this portion of the Fund benefited from a lack of exposure there.

              The  Boston   Company's   portion  of  the  Fund   benefited  from
              investments in Turkey, where the country's current account deficit causes its market to overreact during emerging markets

 . . . C O N T I N U E D
========================--------------------------------------------------------

              sell-offs. In the team's view, its underlying economy is very robust. Malaysian stock selection was very good because there was recovery in construction companies there.

              At the end of the reporting period, this portion's biggest overweights were in Thailand, Malaysia, and Taiwan. Thailand is attractive due to a combination of valuation and fundamentals, because inflation is low and interest rates are coming down, which should help turn around the Thai consumer.

WHAT'S BATTERYMARCH'S OUTLOOK?

              In our view, valuation is no longer the driver of emerging markets' outperformance. In 2003, emerging markets were trading at a meaningful discount to developed markets by any measure. Since September 30, 2007, however, valuations are in line with developed markets, with emerging markets by some measures trading at a slight premium. Therefore, emerging markets may have to rely on higher growth rates and profitability, lower leverage, and the ongoing strength of their countries' sovereign fundamentals. So far they're delivering and, absent a global recession, we expect that they will continue to do so.

WHAT'S THE BOSTON COMPANY'S OUTLOOK?

              We remain cautious short-term. However, in spite of the fact that valuations continue to appear stretched in certain sectors, we are still finding good stocks at reasonable valuations, especially those related to domestic consumption. Longer-term, we believe the picture remains very bright. Following a decade of capital misallocation in emerging markets, investment in the past few years has been much more rational, in our opinion. Profit streams are impressive, domestic demand is rising, and something is indeed very different in a good way.

              From everyone at Batterymarch and The Boston Company, we thank you for your investment in the Fund.

8

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA EMERGING MARKETS FUND

                             LIPPER LEADER (OVERALL)

                             [LOGO OF TAX EFFICIENCY]

                                       (5)

                                 TAX EFFICIENCY

The Fund is listed as a Lipper Leader for Tax Efficiency among 191 funds within the Lipper Emerging Markets category for the overall period ended November 30, 2007. The Fund received a Lipper Leader rating for Tax Efficiency among 191, 170, and 86 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of November 30, 2007. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EMERGING MARKETS FUND (Ticker Symbol: USEMX)

OBJECTIVE
--------------------------------------------------------------------------------

         Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests at least 80% of the Fund's assets in equity securities of emerging market companies.

--------------------------------------------------------------------------------
                                          11/30/07                    5/31/07
--------------------------------------------------------------------------------
Net Assets                             $579.9 Million             $445.4 Million
Net Asset Value Per Share                  $26.77                      $22.67

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/07
--------------------------------------------------------------------------------

5/31/07 TO 11/30/07*             1 YEAR           5 YEARS          10 YEARS
       18.04%                    38.28%           32.40%           11.38%

-------------------------------
          EXPENSE RATIO**
-------------------------------
Before Reimbursement      1.66%
After Reimbursement       1.65%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.80%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE FUND'S TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 1.80%, THE FUND WILL OPERATE AT THE LOWER EXPENSE RATIO. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                            LIPPER
                  MSCI EMERGING        EMERGING MARKETS        USAA EMERGING MARKETS
                  MARKETS INDEX           FUNDS INDEX                   FUND
                  -------------        ----------------        ---------------------
11/30/97           $10,000.00              $10,000.00                $10,000.00
12/31/97            10,240.98               10,091.36                 10,294.43
01/31/98             9,437.78                9,387.67                  9,348.05
02/28/98            10,422.85               10,226.47                 10,399.58
03/31/98            10,875.16               10,607.19                 10,904.31
04/30/98            10,756.69               10,658.19                 10,809.67
05/31/98             9,282.59                9,252.59                  9,442.69
06/30/98             8,308.88                8,375.45                  8,527.87
07/31/98             8,572.33                8,630.82                  8,687.50
08/31/98             6,093.73                6,157.75                  5,887.13
09/30/98             6,480.28                6,388.82                  6,300.82
10/31/98             7,162.67                7,002.52                  7,213.06
11/30/98             7,758.37                7,472.87                  7,594.93
12/31/98             7,645.94                7,379.44                  7,605.54
01/31/99             7,522.57                7,229.68                  7,414.61
02/28/99             7,595.75                7,167.62                  7,361.57
03/31/99             8,596.79                7,966.24                  8,093.48
04/30/99             9,660.40                9,072.89                  9,217.87
05/31/99             9,604.20                8,963.35                  9,005.72
06/30/99            10,694.19                9,969.98                  9,971.00
07/31/99            10,403.68                9,721.90                  9,744.90
08/31/99            10,498.34                9,614.29                  9,595.31
09/30/99            10,143.05                9,272.84                  9,146.53
10/31/99            10,359.02                9,551.92                  9,349.55
11/30/99            11,287.86               10,605.55                 10,129.57
12/31/99            12,723.45               12,468.76                 11,593.44
01/31/00            12,799.28               12,324.21                 11,347.68
02/29/00            12,968.32               12,691.00                 11,732.35
03/31/00            13,031.61               12,728.64                 11,710.98
04/30/00            11,796.31               11,343.89                 10,215.05
05/31/00            11,308.63               10,740.09                  9,595.31
06/30/00            11,706.97               11,272.64                 10,108.20
07/31/00            11,104.89               10,812.71                  9,647.07
08/31/00            11,159.49               10,924.44                  9,775.42
09/30/00            10,185.09                9,880.38                  8,909.10
10/31/00             9,446.64                9,142.74                  8,374.34
11/30/00             8,620.61                8,316.30                  7,529.42
12/31/00             8,828.81                8,616.49                  7,893.06
01/31/01            10,044.54                9,614.79                  8,631.03
02/28/01             9,258.04                8,869.25                  7,893.06
03/31/01             8,348.72                8,023.17                  7,187.18
04/30/01             8,761.25                8,433.11                  7,518.73
05/31/01             8,865.82                8,665.01                  7,657.77
06/30/01             8,683.84                8,513.86                  7,550.81
07/31/01             8,135.10                7,985.88                  7,155.09
08/31/01             8,054.86                7,881.75                  6,898.41
09/30/01             6,808.13                6,757.04                  6,032.09
10/31/01             7,230.63                7,111.74                  6,331.56
11/30/01             7,985.54                7,816.20                  6,834.23
12/31/01             8,619.39                8,315.08                  7,435.73
01/31/02             8,911.48                8,642.93                  7,800.54
02/28/02             9,057.89                8,836.26                  8,047.32
03/31/02             9,603.66                9,320.22                  8,583.81
04/30/02             9,665.06                9,434.08                  8,594.54
05/31/02             9,511.06                9,347.30                  8,508.70
06/30/02             8,797.53                8,664.11                  7,875.65
07/31/02             8,128.41                8,016.56                  7,210.40
08/31/02             8,253.66                8,082.33                  7,296.24
09/30/02             7,363.17                7,271.84                  6,512.97
10/31/02             7,840.95                7,618.66                  6,749.02
11/30/02             8,380.67                8,131.18                  7,221.13
12/31/02             8,102.21                7,930.24                  7,060.19
01/31/03             8,066.94                7,884.31                  6,974.35
02/28/03             7,849.21                7,698.33                  6,781.21
03/31/03             7,626.65                7,450.09                  6,588.08
04/30/03             8,305.97                8,167.92                  7,221.13
05/31/03             8,902.10                8,755.25                  7,757.62
06/30/03             9,409.47                9,195.99                  8,133.16
07/31/03             9,998.76                9,616.94                  8,583.81
08/31/03            10,669.88               10,259.46                  9,023.73
09/30/03            10,748.10               10,487.02                  9,227.60
10/31/03            11,662.74               11,303.89                  9,925.03
11/30/03            11,806.06               11,471.61                 10,107.44
12/31/03            12,661.95               12,446.31                 10,804.87
01/31/04            13,111.64               12,802.18                 11,137.50
02/29/04            13,716.48               13,376.84                 11,620.34
03/31/04            13,892.73               13,556.25                 11,695.44
04/30/04            12,756.90               12,487.81                 10,976.55
05/31/04            12,587.78               12,244.12                 10,794.14
06/30/04            12,562.77               12,306.99                 10,933.63
07/31/04            12,340.63               12,126.37                 10,772.68
08/31/04            12,857.21               12,597.58                 11,094.58
09/30/04            13,599.81               13,336.28                 11,620.34
10/31/04            13,925.61               13,743.26                 11,910.04
11/30/04            15,215.48               14,873.48                 12,993.75
12/31/04            15,947.97               15,644.23                 13,635.12
01/31/05            15,998.45               15,699.84                 13,505.67
02/28/05            17,403.26               17,008.92                 14,530.46
03/31/05            16,256.71               15,852.43                 13,516.46
04/30/05            15,823.42               15,464.50                 13,246.78
05/31/05            16,380.54               15,942.95                 13,581.18
06/30/05            16,945.98               16,472.17                 14,088.18
07/31/05            18,145.04               17,609.25                 14,972.74
08/31/05            18,308.38               17,883.05                 15,037.46
09/30/05            20,015.56               19,447.07                 16,234.85
10/31/05            18,707.84               18,274.42                 15,102.19
11/30/05            20,256.79               19,644.12                 16,159.34
12/31/05            21,456.76               20,752.49                 17,117.92
01/31/06            23,866.35               23,141.10                 18,671.13
02/28/06            23,843.62               23,005.67                 18,681.99
03/31/06            24,057.35               23,317.84                 19,062.15
04/30/06            25,773.98               24,969.65                 20,332.96
05/31/06            23,079.43               22,224.25                 18,269.25
06/30/06            23,030.53               22,114.17                 18,160.64
07/31/06            23,374.97               22,589.49                 18,269.25
08/31/06            23,982.22               23,204.69                 18,649.41
09/30/06            24,183.80               23,377.37                 18,975.26
10/31/06            25,333.41               24,598.31                 19,833.33
11/30/06            27,220.56               26,214.67                 21,245.34
12/31/06            28,448.77               27,407.72                 22,143.90
01/31/07            28,154.06               27,276.42                 22,023.13
02/28/07            27,990.97               27,020.50                 21,748.67
03/31/07            29,116.36               28,050.52                 22,506.19
04/30/07            30,468.47               29,379.38                 23,395.46
05/31/07            31,985.48               30,960.44                 24,888.55
06/30/07            33,498.39               32,038.67                 25,799.78
07/31/07            35,283.22               33,200.14                 26,864.71
08/31/07            34,544.96               32,480.48                 26,403.61
09/30/07            38,362.57               35,631.43                 28,610.31
10/31/07            42,643.79               39,433.29                 31,464.75
11/30/07            39,623.56               37,010.28                 29,378.83

                                [END CHART]

              DATA FROM 11/30/97 THROUGH 11/30/07.

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment  in  the  USAA  Emerging   Markets  Fund  to  the  following
         benchmarks:

              o The Morgan Stanley Capital International (MSCI) Emerging Markets Index is an unmanaged free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

              o The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

-------------------------------------------------
               TOP 10 INDUSTRIES
               (% of Net Assets)
-------------------------------------------------

Diversified Banks                          16.8%

Integrated Oil & Gas                       11.3%

Wireless Telecommunication Services         5.9%

Integrated Telecommunication Services       5.6%

Steel                                       4.3%

Semiconductors                              4.1%

Diversified Metals & Mining                 3.3%

Oil & Gas Refining & Marketing              3.1%

Construction & Engineering                  2.3%

Electric Utilities                          2.0%
-------------------------------------------------

-------------------------------------------------
            TOP 10 EQUITY HOLDINGS
              (% of Net Assets)
-------------------------------------------------

OAO Gazprom ADR                             4.3%

Petroleo Brasileiro S.A. ADR                3.0%

Samsung Electronics Co. Ltd.                2.2%

Reliance Industries Ltd. GDR                1.7%

State Bank of India Ltd. GDR                1.7%

China Mobile Ltd.                           1.6%

LUKoil Holdings ADR                         1.6%

Companhia Vale Do Rio Doce                  1.5%

America Movil S.A.B. de C.V. ADR "L"        1.1%

Telefonos de Mexico S.A. de C.V. ADR "L"    1.1%
-------------------------------------------------

                ASSET ALLOCATION
                    11/30/07
                ----------------

       [PIE CHART OF ASSET ALLOCATION]

Brazil                                   13.3%
China                                    11.1%
Russia                                    9.6%
Korea                                     9.4%
Taiwan                                    9.4%
South Africa                              8.5%
India                                     6.4%
Mexico                                    5.5%
South Korea                               5.4%
Thailand                                  3.4%
Malaysia                                  3.0%
Other*                                   15.8%

                  [END CHART]

         *INCLUDES  COUNTRIES  WITH  LESS  THAN 3% OF  PORTFOLIO,  MONEY  MARKET
          INSTRUMENTS (2.2%), AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.5%).

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-27.

12

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.2%)

              COMMON STOCKS (87.9%)

              CONSUMER DISCRETIONARY (6.8%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.5%)
    30,691    Hyundai Mobis                                                    $  2,872
                                                                               --------
              AUTOMOBILE MANUFACTURERS (1.7%)
 4,758,000    Brilliance China Automotive Holdings Ltd.*                          1,002
 1,504,360    China Motor Corp. Ltd.                                              1,168
 3,011,800    Denway Motors Ltd.                                                  1,957
    37,068    Hyundai Motor Co. Ltd.                                              2,789
   108,100    Mahindra & Mahindra Ltd. GDR                                        2,030
    91,200    Proton Holdings Berhad*                                                98
   350,000    PT Astra International Tbk                                            934
                                                                               --------
                                                                                  9,978
                                                                               --------
              BROADCASTING & CABLE TV (0.1%)
   537,500    ABS-CBN Broadcasting Corp. PDR(a)                                     431
                                                                               --------
              CONSUMER ELECTRONICS (0.4%)
    22,700    LG Electronics, Inc.                                                2,361
                                                                               --------
              DEPARTMENT STORES (0.5%)
     6,891    Lotte Shopping Co. Ltd.                                             2,802
    92,600    New World Department Store China Ltd.*                                105
                                                                               --------
                                                                                  2,907
                                                                               --------
              FOOTWEAR (0.3%)
   134,400    Grendene S.A.                                                       1,687
                                                                               --------
              HOME FURNISHINGS (0.4%)
   128,530    JD Group Ltd.                                                       1,020
   512,607    Steinhoff International Holdings Ltd.                               1,437
                                                                               --------
                                                                                  2,457
                                                                               --------
              HOMEBUILDING (0.8%)
   228,600    Desarrolladora Homex S.A. de C.V.*                                  1,864
    80,000    PIK Group GDR*                                                      2,472
                                                                               --------
                                                                                  4,336
                                                                               --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              HOMEFURNISHING RETAIL (0.2%)
    78,850    Ellerine Holdings Ltd.                                           $    939
                                                                               --------
              HOTELS, RESORTS, & CRUISE LINES (0.2%)
 1,217,400    Resorts World Berhad                                                1,375
                                                                               --------
              HOUSEWARES & SPECIALTIES (0.2%)
   576,556    Turk Sise ve Cam Fabrikalari AS                                     1,120
                                                                               --------
              MOVIES & ENTERTAINMENT (0.1%)
    26,100    CTC Media, Inc.*                                                      628
                                                                               --------
              RESTAURANTS (0.2%)
   748,100    Alsea de Mexico S.A.B. de CV                                          995
                                                                               --------
              TEXTILES (0.7%)
   704,000    Nien Hsing Textile Co. Ltd.                                           436
 1,837,500    Texwinca Holdings Ltd.                                              1,369
 1,631,900    Weiqiao Textile Co. Ltd. "H"                                        2,406
                                                                               --------
                                                                                  4,211
                                                                               --------
              TIRES & RUBBER (0.5%)
    65,000    Hankook Tire Co. Ltd.                                               1,150
   125,240    Kumho Tire Co., Inc.                                                1,849
                                                                               --------
                                                                                  2,999
                                                                               --------
              Total Consumer Discretionary                                       39,296
                                                                               --------

              CONSUMER STAPLES (4.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.8%)
 1,409,150    Chaoda Modern Agriculture Holdings Ltd.                             1,317
 9,224,900    Charoen Pokphand Foods Public Co. Ltd.(a)                           1,243
 3,940,500    Global Bio-chem Technology Group Co. Ltd.                           1,068
   453,625    IOI Corp. Berhad                                                      910
    29,500    SLC Agricola SA*                                                      245
                                                                               --------
                                                                                  4,783
                                                                               --------

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              BREWERS (0.4%)
    24,960    Compania Cervecerias Unidas S.A. ADR                             $    890
   304,600    Grupo Modelo S.A. de C.V. "C"                                       1,345
                                                                               --------
                                                                                  2,235
                                                                               --------
              FOOD RETAIL (0.4%)
   760,300    Controladora Comercial Mexicana S.A. de C.V. (UBC) "B"              2,088
                                                                               --------
              HOUSEHOLD PRODUCTS (0.2%)
   191,640    Kimberly-Clark de Mexico S.A. de C.V. "A"                             782
                                                                               --------
              HYPERMARKETS & SUPER CENTERS (0.2%)
    81,900    Massmart Holdings Ltd.                                                879
   118,000    Siam Makro Public Co. Ltd.(a)                                         336
                                                                               --------
                                                                                  1,215
                                                                               --------
              PACKAGED FOODS & MEAT (0.6%)
   193,000    China Mengniu Dairy Co. Ltd.                                          693
   223,700    Gruma S.A. "B"                                                        702
     7,716    Nong Shim Co. Ltd.                                                  1,491
   986,500    Thai Union Frozen Products Public Co. Ltd.(a)                         664
                                                                               --------
                                                                                  3,550
                                                                               --------
              SOFT DRINKS (0.7%)
    20,480    Coca Cola Femsa S.A. de C.V. ADR                                      928
   249,400    Embotelladoras Arca S.A.                                              835
    18,800    Fomento Economico Mexicano                                            609
   871,700    Grupo Continental S.A.                                              1,851
                                                                               --------
                                                                                  4,223
                                                                               --------
              TOBACCO (0.7%)
    36,400    KT&G Corp.                                                          3,035
 1,243,900    PT Gudang Garam Tbk                                                 1,115
                                                                               --------
                                                                                  4,150
                                                                               --------
              Total Consumer Staples                                             23,026
                                                                               --------

              ENERGY (13.3%)
              --------------
              COAL & CONSUMABLE FUELS (0.6%)
    85,000    Banpu Public Co. Ltd.(a)                                            1,095
   136,000    China Shenhua Energy Co. Ltd. "H"                                     807

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
   688,000    Yanzhou Coal Mining Co. Ltd. "H"                                 $  1,414
                                                                               --------
                                                                                  3,316
                                                                               --------
              INTEGRATED OIL & GAS (8.3%)
   334,000    China Petroleum and Chemical Corp. "H"                                501
   108,790    LUKoil Holdings ADR                                                 9,312
   470,530    OAO Gazprom ADR                                                    24,797
    75,600    Petrobras Energia S.A. ADR "B"                                        854
 2,112,000    PetroChina Co. Ltd. "H"                                             4,080
    22,102    Petroleo Brasileiro S.A. ADR                                        2,128
   155,000    PTT Public Co. Ltd.(a)                                              1,740
    93,030    SASOL Ltd.                                                          4,703
                                                                               --------
                                                                                 48,115
                                                                               --------
              OIL & GAS DRILLING (0.1%)
   132,000    China Oilfield Services Ltd. "H"                                      314
                                                                               --------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
    20,800    Tenaris S.A.                                                          981
                                                                               --------
              OIL & GAS EXPLORATION & PRODUCTION (1.1%)
 1,015,100    CNOOC Ltd.                                                          1,864
    50,000    KazMunaiGas Exploration Production GDR                              1,348
    34,900    NovaTek OAO GDR(a)                                                  2,258
    14,100    Surgutneftegaz ADR(b)                                                 812
                                                                               --------
                                                                                  6,282
                                                                               --------
              OIL & GAS REFINING & MARKETING (3.1%)
    22,200    Gail India Ltd. GDR                                                 1,443
    26,000    GS Holdings Corp.                                                   1,756
    27,114    Petrol Ofisi A.S.*                                                    140
    50,190    Polski Koncern Naftowy Orlen S.A.*                                  1,068
    65,875    Reliance Industries Ltd. GDR                                        9,634
    17,050    S-Oil Corp.                                                         1,586
   983,300    Thai Oil Public Co. Ltd.(a)                                         2,498
                                                                               --------
                                                                                 18,125
                                                                               --------
              Total Energy                                                       77,133
                                                                               --------

              FINANCIALS (20.8%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
   663,400    Dubai Investments PJSC                                                971
                                                                               --------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              CONSUMER FINANCE (0.2%)
 1,147,000    Amlak Finance PJSC*                                              $  1,337
                                                                               --------
              DIVERSIFIED BANKS (15.0%)
    45,400    ABSA Group Ltd.                                                       851
    94,500    Banco do Brasil S.A.                                                1,676
    29,530    Banco Santander Chile S.A. ADR                                      1,420
   773,500    Bangkok Bank Public Co. Ltd.                                        2,628
   365,420    Bank Leumi Le-Israel                                                1,683
 5,554,000    Bank of China Ltd. "H"                                              2,882
 1,206,148    Bank of the Philippine Islands(a)                                   1,772
   275,000    Bumiputra-Commerce Holdings Berhad                                    875
 2,109,700    China Construction Bank Corp. "H"                                   2,032
 3,549,168    Chinatrust Financial Holding Co. Ltd.*                              2,574
   160,800    Commercial International Bank                                       2,295
    10,800    Credicorp Ltd.                                                        769
 3,376,341    First Financial Holding Co. Ltd.                                    2,548
   289,000    Grupo Financiero Banorte S.A.                                       1,253
    33,842    Hana Financial Group, Inc.                                          1,593
    12,200    HDFC Bank Ltd. ADR                                                  1,641
    41,500    ICICI Bank Ltd. ADR                                                 2,511
 7,043,300    Industrial and Commercial Bank of China Ltd. "H"                    5,590
   683,726    Israel Discount Bank "A"*                                           1,750
   697,000    Kasikornbank Public Co. Ltd.                                        1,771
     5,800    Komercni Banka A.S.                                                 1,316
    51,376    Kookmin Bank                                                        3,703
    35,690    Kookmin Bank ADR                                                    2,587
   171,430    Korea Exchange Bank                                                 2,680
 4,527,300    Krung Thai Bank Public Co. Ltd.(a)                                  1,351
 1,243,400    Malayan Banking Berhad                                              4,213
 1,551,000    Mega Financial Holding Co. Ltd.                                       957
   193,073    Nedcor Ltd.                                                         3,833
   788,200    PT Bank Danamon Indonesia Tbk                                         698
     2,850    Sberbank GDR                                                        1,466
    66,458    Shinhan Financial Group Co. Ltd.                                    3,615
 6,223,639    SinoPac Holdings Co.                                                2,566
   243,030    Standard Bank Group Ltd.                                            3,750
    80,180    State Bank of India Ltd. GDR                                        9,662
   488,829    Turkiye Is Bankasi                                                  3,160
   430,300    Union Bank of the Philippines(a)                                      440
    92,600    VTB Bank OJSC GDR*(a)                                                 843
                                                                               --------
                                                                                 86,954
                                                                               --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              INVESTMENT BANKING & BROKERAGE (0.6%)
   143,200    Egyptian Financial Group-Hermes Holding                          $  1,490
    44,400    Gulf Finance House E.C. GDR*                                        1,167
   365,905    Shuaa Capital PSC                                                     622
                                                                               --------
                                                                                  3,279
                                                                               --------
              LIFE & HEALTH INSURANCE (0.7%)
   388,000    China Life Insurance Co. Ltd. "H"                                   2,120
    48,489    Discovery Holdings Ltd.                                               199
   553,314    Sanlam Ltd.                                                         1,901
                                                                               --------
                                                                                  4,220
                                                                               --------
              MULTI-LINE INSURANCE (0.1%)
    29,700    Sul America SA Units*                                                 463
    29,801    Yapi Kredi Sigorta A.S.                                               279
                                                                               --------
                                                                                    742
                                                                               --------
              MULTI-SECTOR HOLDINGS (0.2%)
    76,920    Ayala Corp.(a)                                                      1,010
                                                                               --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   176,300    African Bank Investments Ltd.                                         905
   647,000    AMMB Holdings Berhad                                                  773
    15,300    Bolsa De Mercadori*                                                   208
   665,700    FirstRand Ltd.                                                      2,103
                                                                               --------
                                                                                  3,989
                                                                               --------
              PROPERTY & CASUALTY INSURANCE (0.6%)
   118,800    Aksigorta AS                                                          738
    18,600    Dongbu Insurance Co. Ltd.                                             943
    60,000    LIG Non-Life Insurance Co. Ltd.                                     1,485
                                                                               --------
                                                                                  3,166
                                                                               --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (1.8%)
     9,500    Abyara Planejamento Imobiliario SA                                    130
    79,000    Brascan Residential Properties SA                                     485
 1,380,000    China Overseas Land & Investment Ltd.                               3,112
   207,800    Consorcio ARA S.A. de C.V.                                            199
   200,000    Emaar Properties PJSC                                                 678
    48,600    Globe Trade Centre S.A.*                                              916
   154,400    Guangzhou R&F Properties Co. Ltd. "H"                                 655
   360,000    Hopson Development Holdings Ltd.                                    1,131
     8,500    Klabin Segall SA                                                       66

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
   933,193    Sime Darby Berhad*(a)                                            $  3,051
                                                                               --------
                                                                                 10,423
                                                                               --------
              REGIONAL BANKS (0.4%)
   125,800    Asya Katilim Bankasi AS*                                            1,041
    77,500    Banco Nossa Caixa SA                                                1,189
                                                                               --------
                                                                                  2,230
                                                                               --------
              REITs - DIVERSIFIED (0.1%)
   545,398    Dogus GE Gayrimenkul Yatirim Ortakligi A.S.*                          705
                                                                               --------
              REITs - SPECIALIZED (0.1%)
    85,600    AFI Development plc GDR*(a),(b)                                       813
                                                                               --------

              SPECIALIZED FINANCE (0.1%)
   452,100    Dubai Financial Market*                                               798
                                                                               --------
              Total Financials                                                  120,637
                                                                               --------
              HEALTH CARE (1.1%)
              ------------------
              PHARMACEUTICALS (1.1%)
   305,390    Aspen Pharmacare Holdings Ltd.*                                     1,615
   101,920    Teva Pharmaceutical Industries Ltd. ADR                             4,549
                                                                               --------
              Total Health Care                                                   6,164
                                                                               --------
              INDUSTRIALS (7.5%)
              ------------------
              AIR FREIGHT & LOGISTICS (0.1%)
 1,264,200    Sinotrans Ltd. "H"                                                    617
                                                                               --------
              AIRLINES (1.3%)
   180,000    Asiana Airlines, Inc.                                               1,692
   904,000    China Eastern Airlines Corp. Ltd. "H"*                                871
   952,000    China Southern Airlines Co. Ltd. "H"*                               1,171
    51,449    Tam SA ADR(b)                                                       1,457
   857,500    Thai Airways International Public Co. Ltd.(a)                         931
   196,700    Turk Hava Yollari Anonim Ortakligi*                                 1,313
                                                                               --------
                                                                                  7,435
                                                                               --------
              BUILDING PRODUCTS (0.1%)
 1,006,100    National Central Cooling Co. (TABREED)*                               834
                                                                               --------

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                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              CONSTRUCTION & ENGINEERING (2.1%)
   294,000    Aveng Ltd.                                                       $  2,506
   403,700    China Communications Construction Co. Ltd. "H"                      1,180
    11,000    Daelim Industrial Co. Ltd.                                          1,934
   286,000    Gamuda Berhad                                                         372
    12,230    GS Engineering & Construction Corp.                                 2,144
 2,039,400    Italian-Thai Development Public Co. Ltd.*(a)                          476
    29,900    Orascom Construction Industries                                     2,717
    65,000    Taeyoung Engineering & Construction                                   819
     9,000    Wilson Bayly Holmes-Ovcon Ltd.                                        166
                                                                               --------
                                                                                 12,314
                                                                               --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    15,000    Daewoo Shipbuilding & Marine Engineering Co. Ltd.                     737
     3,200    Hyundai Heavy Industries Co. Ltd.                                   1,633
   285,900    Shanghai Zhenhua Port Machinery Co. Ltd. "B"                          812
    96,000    Tata Motors Ltd. ADR(b)                                             1,792
                                                                               --------
                                                                                  4,974
                                                                               --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    20,900    Crompton Greaves Ltd. GDR(a)                                        1,119
                                                                               --------
              HIGHWAYS & RAILTRACKS (0.1%)
   734,000    Anhui Expressway Co. Ltd. "H"                                         574
                                                                               --------
              INDUSTRIAL CONGLOMERATES (1.0%)
    52,212    Bidvest Group Ltd.                                                    920
    41,000    Enka Insaat ve Sanayi AS                                              662
   164,500    Mexichem SA de CV                                                     609
   212,900    Murray & Roberts Holdings Ltd.                                      3,024
   218,000    NWS Holdings Ltd.                                                     756
                                                                               --------
                                                                                  5,971
                                                                               --------
              INDUSTRIAL MACHINERY (0.6%)
    45,000    Doosan Infracore Co. Ltd.                                           1,593
   127,900    Metalfrio Solutions SA*                                             1,976
                                                                               --------
                                                                                  3,569
                                                                               --------
              MARINE (1.0%)
   616,000    China Shipping Development Co. Ltd. "H"                             1,669
   290,000    First Steamship Co. Ltd.*                                             556

20

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                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
   900,001    Thoresen Thai Agencies Public Co. Ltd.(a)                        $  1,369
   274,000    U-Ming Marine Transport Corp.                                         734
 1,551,294    Yang Ming Marine Transport                                          1,207
                                                                               --------
                                                                                  5,535
                                                                               --------
              TRUCKING (0.1%)
    71,500    Localiza Rent a Car S.A.                                              712
                                                                               --------
              Total Industrials                                                  43,654
                                                                               --------
              INFORMATION TECHNOLOGY (9.5%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.2%)
   264,460    D-Link Corp.                                                          480
    73,000    GeoVision, Inc.                                                       517
                                                                               --------
                                                                                    997
                                                                               --------
              COMPUTER HARDWARE (1.6%)
 2,621,892    Compal Electronics, Inc.                                            3,027
 1,288,000    Lenovo Group Ltd.                                                   1,143
 2,492,631    Quanta Computer, Inc.                                               3,747
 2,114,000    Tatung Co. Ltd.*                                                    1,068
   279,495    Wistron Corp.                                                         484
                                                                               --------
                                                                                  9,469
                                                                               --------
              COMPUTER STORAGE & PERIPHERALS (0.4%)
   104,000    Asustek Computer, Inc.                                                326
   105,023    Innolux Display Corp.                                                 395
 2,834,000    TPV Technology Ltd.                                                 1,798
                                                                               --------
                                                                                  2,519
                                                                               --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (1.3%)
   770,965    AU Optronics Corp.                                                  1,493
    29,200    AU Optronics Corp. ADR                                                572
   152,000    Chi Mei Optoelectronics Corp.                                         204
   369,800    Delta Electronics Public Co. Ltd.(a)                                  238
    25,000    LG Philips LCD Co. Ltd.*                                            1,406
   149,357    Nan Ya Printed Circuit Board Corp.                                  1,002
   833,407    Radiant Opto-Electronics Corp.                                      1,128
     7,670    Samsung SDI Co. Ltd.                                                  527
 3,155,440    Yageo Corp.                                                         1,179
                                                                               --------
                                                                                  7,749
                                                                               --------

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                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.9%)
   794,400    Hon Hai Precision Industry Corp. Ltd.                            $  5,072
                                                                               --------
              INTERNET SOFTWARE & SERVICES (0.5%)
    10,800    NHN Corp.*                                                          3,063
                                                                               --------
              IT CONSULTING & OTHER SERVICES (0.4%)
    16,200    Infosys Technologies Ltd. ADR                                         683
    54,450    Satyam Computer Services Ltd. ADR                                   1,424
                                                                               --------
                                                                                  2,107
                                                                               --------
              SEMICONDUCTORS (4.1%)
    33,497    Hynix Semiconductor, Inc.*                                            942
 2,470,623    Powerchip Semiconductor Corp.                                         953
    21,269    Samsung Electronics Co. Ltd.                                       13,046
    82,570    Siliconware Precision Industries Co. ADR(b)                           790
 1,616,188    Taiwan Semiconductor Manufacturing Co. Ltd.                         3,036
   101,260    Taiwan Semiconductor Manufacturing Co. Ltd. ADR                     1,005
 6,370,681    United Microelectronics Corp.                                       3,811
                                                                               --------
                                                                                 23,583
                                                                               --------
              SYSTEMS SOFTWARE (0.1%)
    78,200    Datasul S.A.                                                          894
                                                                               --------
              Total Information Technology                                       55,453
                                                                               --------
              MATERIALS (11.7%)
              -----------------
              COMMODITY CHEMICALS (0.9%)
   364,000    Formosa Chemicals & Fibre Corp.                                       925
   185,000    Formosa Plastics Corp.                                                502
    27,720    Hanwha Chemical Corp.                                                 659
     8,000    LG Chem Ltd.                                                          853
   418,700    PTT Chemical PCL(a)                                                 1,485
 1,554,000    Sinopec Shanghai Petrochemical Co. Ltd. "H"                           966
                                                                               --------
                                                                                  5,390
                                                                               --------
              CONSTRUCTION MATERIALS (1.1%)
    34,000    Anhui Conch Cement Co. Ltd. "H"                                       293
   211,000    Asia Cement Corp.                                                     307
    34,260    Cemex S.A. de C.V. ADR*                                               980
   526,733    Cemex S.A. de C.V. CPO*                                             1,504

22

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                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
    94,800    India Cements Ltd. GDR(a)                                        $  1,408
   236,500    Siam Makro Public Co. Ltd.                                          1,649
                                                                               --------
                                                                                  6,141
                                                                               --------
              DIVERSIFIED METALS & MINING (3.3%)
    21,000    Chelyabinsk Zinc Factory GDR*(a)                                      264
   312,200    Companhia Vale Do Rio Doce                                          9,032
    61,500    Exxaro Resources Ltd.                                                 940
   300,400    Grupo Mexico SAB de CV "B"                                          2,104
   576,600    Hindalco Industries Ltd. GDR(b)                                     2,710
    14,840    Mining and Metallurgical Co. Norilsk Nickel ADR                     4,319
                                                                               --------
                                                                                 19,369
                                                                               --------
              GOLD (0.7%)
    62,980    AngloGold Ashanti Ltd. ADR                                          3,072
    77,080    Gold Fields Ltd. ADR                                                1,268
                                                                               --------
                                                                                  4,340
                                                                               --------
              METAL & GLASS CONTAINERS (0.4%)
   699,064    Nampak Ltd.                                                         2,261
                                                                               --------
              PAPER PACKAGING (0.2%)
   172,000    Kazakhstan Kagazy plc GDR*(a)                                         894
                                                                               --------
              PAPER PRODUCTS (0.6%)
   167,073    Sappi Ltd.                                                          2,281
    31,830    Votorantim Celulose e Papel S.A. ADR(b)                             1,057
                                                                               --------
                                                                                  3,338
                                                                               --------
              PRECIOUS METALS & MINERALS (0.4%)
    72,100    Impala Platinum Holdings Ltd.                                       2,510
                                                                               --------
              STEEL (4.1%)
 1,268,800    Angang Steel Co. Ltd.                                               3,944
 1,980,680    China Steel Corp.                                                   2,609
     5,600    Companhia Siderurgica Nacional S.A. ADR                               431
   126,962    El Ezz Steel Rebars S.A.E.                                          1,307
   122,200    Eregli Demir ve Celik Fabrikalari TAS                               1,007
    21,900    Evraz Group S.A. GDR                                                1,601
    23,200    Gerdau S.A.(b)                                                        652
    54,000    Grupo Simec S.A. de C.V. ADR*(b)                                      517
    51,500    Kumba Iron Ore Ltd.                                                 2,043

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
    98,800    Magnitogorsk Iron & Steel Works GDR                              $  1,729
    60,500    Mittal Steel South Africa Ltd.                                      1,229
     7,933    POSCO                                                               5,055
     4,070    POSCO ADR                                                             643
   383,000    Sheng Yu Steel Co. Ltd.                                               345
   182,000    Tung Ho Steel Enterprise Corp.                                        274
     8,550    Usinas Siderurgicas de Minas Gerais S.A.                              463
                                                                               --------
                                                                                 23,849
                                                                               --------
              Total Materials                                                    68,092
                                                                               --------
              TELECOMMUNICATION SERVICES (10.8%)
              ----------------------------------
              ALTERNATIVE CARRIERS (0.2%)
    39,400    GVT Holding SA*                                                       829
                                                                               --------
              INTEGRATED TELECOMMUNICATION SERVICES (4.8%)
   650,000    China Netcom Group Corp.                                            2,074
 2,899,500    China Telecom Corp. Ltd. "H"                                        2,316
   168,346    Chunghwa Telecom Co. Ltd. ADR                                       3,355
    14,190    KT Corp.                                                              752
    95,790    KT Corp. ADR                                                        2,512
   220,900    Magyar Tavkozlesi Rt.                                               1,154
   186,000    Mahanagar Telephone Nigam Ltd. ADR(b)                               1,661
 2,020,300    PT Indonesian Satellite Corp. Tbk                                   1,790
 1,176,500    PT Telekomunikasi Indonesia Tbk                                     1,274
    34,800    Telecom Argentina S.A. ADR "B"*                                       935
   164,770    Telefonos de Mexico S.A. de C.V. ADR "L"                            6,141
   449,900    Telekom Malaysia Berhad                                             1,444
   266,377    Telekomunikacja Polska S.A.                                         2,397
                                                                               --------
                                                                                 27,805
                                                                               --------
              WIRELESS TELECOMMUNICATION SERVICES (5.8%)
   102,900    America Movil S.A.B. de C.V. ADR "L"                                6,345
   511,500    China Mobile Ltd.                                                   9,230
     2,200    China Mobile Ltd. ADR                                                 202
   300,000    Digi.com Berhad                                                     2,296
     6,200    Globe Telecom, Inc.(a)                                                221
    10,100    Mobile TeleSystems ADR                                                916
   161,000    MTN Group Ltd.                                                      3,255
   129,966    Orascom Telecom Holding SAE                                         1,972
    22,000    Philippine Long Distance Telephone Co.(a)                           1,589

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
    43,300    Sistema JSFC GDR                                                 $  1,710
       648    SK Telecom Co. Ltd.                                                   174
    95,070    SK Telecom Co. Ltd. ADR(b)                                          3,011
 1,692,000    Taiwan Mobile Co. Ltd.                                              2,287
    19,900    Vimpel-Communications ADR                                             669
                                                                               --------
                                                                                 33,877
                                                                               --------
              Total Telecommunication Services                                   62,511
                                                                               --------
              UTILITIES (2.4%)
              ----------------
              ELECTRIC UTILITIES (1.5%)
    74,413    Centrais Electricas Brasileiras S.A.                                1,038
    30,500    CPFL Energia S.A.                                                     599
    71,290    Korea Electric Power Corp.                                          2,987
    29,000    Korea Electric Power Corp. ADR                                        611
34,160,000    Light SA                                                              568
   227,700    Manila Electric Co. "B"(a)                                            390
   981,100    Tenaga Nasional Berhad                                              2,697
                                                                               --------
                                                                                  8,890
                                                                               --------
              GAS UTILITIES (0.2%)
    10,500    Korea Gas Corp.                                                       827
                                                                               --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
 4,848,000    China Power International Development Ltd.                          2,422
   875,800    Huaneng Power International, Inc. "H"                                 930
                                                                               --------
                                                                                  3,352
                                                                               --------
              WATER UTILITIES (0.1%)
    16,694    Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)        408
     7,800    Companhia de Saneamento Basico do Estado de Sao
                Paulo (SABESP) ADR                                                  386
                                                                               --------
                                                                                    794
                                                                               --------
              Total Utilities                                                    13,863
                                                                               --------
              Total Common Stocks (cost: $400,372)                              509,829
                                                                               --------
              PREFERRED SECURITIES (8.3%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              TEXTILES (0.2%)
   206,488    Companhia de Tecidos Norte de Minas                                 1,176
                                                                               --------
              Total Consumer Discretionary                                        1,176
                                                                               --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              CONSUMER STAPLES (0.4%)
              -----------------------
              HYPERMARKETS & SUPER CENTERS (0.4%)
    73,650    Companhia Brasileira de Distribuicao Grupo Pao
                de Acucar ADR                                                  $  2,432
                                                                               --------
              Total Consumer Staples                                              2,432
                                                                               --------
              ENERGY (3.0%)
              -------------
              INTEGRATED OIL & GAS (3.0%)
   213,450    Petroleo Brasileiro S.A. ADR                                       17,326
                                                                               --------
              Total Energy                                                       17,326
                                                                               --------
              FINANCIALS (1.7%)
              -----------------
              DIVERSIFIED BANKS (1.6%)
   142,820    Banco Itau Holding Financeira S.A. ADR                              3,933
    37,070    Uniao De Bancos Brasileiros S.A. (Unibanco) GDR                     5,550
                                                                               --------
                                                                                  9,483
                                                                               --------
              REGIONAL BANKS (0.1%)
   102,100    Banco Panamericano SA*                                                530
                                                                               --------
              Total Financials                                                   10,013
                                                                               --------
              INDUSTRIALS (0.6%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
    32,044    Embraer Empresa Brasileira de Aeronautica S.A. ADR                  1,396
                                                                               --------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
   257,400    Itausa - Investments Itau S.A.                                      1,867
                                                                               --------
              Total Industrials                                                   3,263
                                                                               --------
              MATERIALS (1.0%)
              ----------------
              COMMODITY CHEMICALS (0.4%)
   253,000    Braskem S.A. "A"                                                    2,223
                                                                               --------
              PAPER PRODUCTS (0.4%)
    10,700    Aracruz Celulose S.A. ADR                                             820
    84,800    Suzano Papel e Celulose S.A.                                        1,414
                                                                               --------
                                                                                  2,234
                                                                               --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              STEEL (0.2%)
    17,200    Gerdau S.A.                                                      $    488
    14,250    Usinas Siderurgicas de Minas Gerais S.A.                              723
                                                                               --------
                                                                                  1,211
                                                                               --------
              Total Materials                                                     5,668
                                                                               --------
              TELECOMMUNICATION SERVICES (0.9%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
    21,700    Brasil Telecom Participacoes S.A. ADR                               1,489
   143,750    Tele Norte Leste Participacoes S.A. ADR                             3,007
                                                                               --------
                                                                                  4,496
                                                                               --------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    32,009    Telemig Celular Participacoes S.A.                                    894
                                                                               --------
              Total Telecommunication Services                                    5,390
                                                                               --------
              UTILITIES (0.5%)
              ----------------
              ELECTRIC UTILITIES (0.5%)
    85,464    Centrais Electricas Brasileiras S.A. "B"                            1,170
    65,504    Companhia Energetica de Minas Gerais (CEMIG)                        1,393
                                                                               --------
              Total Utilities                                                     2,563
                                                                               --------
              Total Preferred Securities (cost: $31,558)                         47,831
                                                                               --------
              Total Equity Securities (cost: $431,930)                          557,660
                                                                               --------
              EQUITY LINKED STRUCTURED NOTES (0.9%)

              FINANCIALS (0.7%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
   440,000    ML Global Investment House KSCC*(a)                                 1,418
                                                                               --------
              DIVERSIFIED BANKS (0.2%)
   125,500    ML Shanghai Pudong Development Bank Co. Ltd.*(a)                      880
                                                                               --------
              INVESTMENT BANKING & BROKERAGE (0.1%)
   175,941    ML Guangxi Liugong Machinery Co. Ltd.*(a)                             863
                                                                               --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
   414,400    HSBC Aldar Properties PJSC*(a)                                   $  1,078
                                                                               --------
              Total Financials                                                    4,239
                                                                               --------
              INDUSTRIALS (0.2%)
              ------------------
              CONSTRUCTION & ENGINEERING (0.2%)
   157,751    ML Changsha Zoomlion Heavy Industry
                 Science and Technology Development Co. Ltd.*(a)                    991
                                                                               --------
              Total Industrials                                                     991
                                                                               --------
              Total Equity Linked Structured Notes (cost: $3,716)                 5,230
                                                                               --------
              MONEY MARKET INSTRUMENTS (2.2%)

              MONEY MARKET FUNDS (2.2%)
 12,766,569   SSgA Prime Money Market Fund, 4.74%(c) (cost: $12,767)             12,767
                                                                               --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (1.5%)

              MONEY MARKET FUNDS (0.2%)
  1,044,055   AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.87%(c)     1,044
                                                                               --------

PRINCIPAL
   AMOUNT
    (000)
---------
              REPURCHASE AGREEMENTS (1.3%)
   $6,000     Credit Suisse First Boston LLC, 4.55%, acquired on 11/30/2007 and due 12/03/2007 at $6,000 (collateralized by $5,905 of
                 Federal Home Loan Bank Notes(d), 5.25%, due 9/11/2009;
                 market value $6,124)                                             6,000
    2,000     Deutsche Bank Securities, Inc., 4.55%, acquired on 11/30/2007 and due 12/03/2007 at $2,000 (collateralized by $2,001 of
                 Fannie Mae Notes(d), 4.88%, due 1/11/2008;
                 market value $2,041)                                             2,000
                                                                               --------
                 Total Repurchase Agreements                                      8,000
                                                                               --------
              Total Short-Term Investments Purchased With Cash Collateral
                 From Securities Loaned (cost: $9,044)                            9,044
                                                                               --------

              TOTAL INVESTMENTS (COST: $457,457)                               $584,701
                                                                               ========

28

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of nvestments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         EQUITY LINKED STRUCTURED NOTES (ELSNs) - derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. ELSNs are typically offered in limited transactions by financial institutions in either registered or nonregistered form. An investment in ELSNs creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, ELSNs may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         CPO - Certificate of ordinary participation

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         PDR - Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security was fair valued at November 30, 2007, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

         (b) The security or a portion thereof was out on loan as of November 30, 2007.

         (c) Rate represents the money market fund annualized seven-day yield at November 30, 2007.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         * Non-income-producing security for the 12 months preceding November 30, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities on
      loan of $8,571) (identified cost of $457,457)                           $584,701
   Cash                                                                          1,817
   Cash denominated in foreign currencies (identified cost of $3,463)            3,474
   Receivables:
      Capital shares sold                                                        1,472
      Dividends and interest                                                       780
      Securities sold                                                            3,092
      Other                                                                          4
                                                                              --------
         Total assets                                                          595,340
                                                                              --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                           9,078
      Securities purchased                                                       4,854
      Capital shares redeemed                                                      455
   Unrealized depreciation on foreign currency contracts held, at value              2
   Accrued management fees                                                         464
   Accrued transfer agent's fees                                                    25
   Other accrued expenses and payables                                             569
                                                                              --------
         Total liabilities                                                      15,447
                                                                              --------
             Net assets applicable to capital shares outstanding              $579,893
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $390,919
   Accumulated undistributed net investment income                               4,119
   Accumulated net realized gain on investments                                 58,025
   Net unrealized appreciation of investments                                  127,244
   Net unrealized depreciation of foreign currency translations                   (414)
                                                                              --------
             Net assets applicable to capital shares outstanding              $579,893
                                                                              ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                              21,665
                                                                              ========
   Net asset value, redemption price, and offering price per share            $  26.77
                                                                              ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA EMERGING MARKETS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $613)          $ 6,104
   Interest                                                       461
   Securities lending (net)                                        20
                                                              -------
      Total income                                              6,585
                                                              -------
EXPENSES
   Management fees                                              2,526
   Administration and servicing fees                              388
   Transfer agent's fees                                          608
   Custody and accounting fees                                    297
   Postage                                                         62
   Shareholder reporting fees                                      30
   Trustees' fees                                                   4
   Registration fees                                               31
   Professional fees                                               34
   Other                                                            7
                                                              -------
      Total expenses                                            3,987
   Expenses paid indirectly                                       (15)
                                                              -------
      Net expenses                                              3,972
                                                              -------
NET INVESTMENT INCOME                                           2,613
                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments (net of foreign taxes withheld of $141)      49,795
      Foreign currency transactions                                48
   Change in net unrealized appreciation/depreciation of:
      Investments                                              30,032
      Foreign currency translations                              (265)
                                                              -------
         Net realized and unrealized gain                      79,610
                                                              -------
   Increase in net assets resulting from operations           $82,223
                                                              =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA EMERGING MARKETS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MAY 31, 2007

                                                             11/30/2007        5/31/2007
                                                             ---------------------------
FROM OPERATIONS
   Net investment income                                       $  2,613        $  3,094
   Net realized gain on investments                              49,795          43,997
   Net realized gain (loss) on foreign currency transactions         48            (548)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                30,032          64,852
      Foreign currency translations                                (265)            119
                                                               ------------------------
         Increase in net assets resulting from operations        82,223         111,514
                                                               ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              -          (3,964)
                                                               ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    142,729         143,648
   Reinvested dividends                                               -           3,890
   Cost of shares redeemed                                      (90,424)       (124,599)
                                                               ------------------------
      Increase in net assets from capital share transactions     52,305          22,939
                                                               ------------------------
   Net increase in net assets                                   134,528         130,489
NET ASSETS
   Beginning of period                                          445,365         314,876
                                                               ------------------------
   End of period                                               $579,893        $445,365
                                                               ========================
Accumulated undistributed net investment income:
   End of period                                               $  4,119        $  1,506
                                                               ========================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    5,660           7,473
   Shares issued for dividends reinvested                             -             195
   Shares redeemed                                               (3,638)         (6,743)
                                                               ------------------------
      Increase in shares outstanding                              2,022             925
                                                               ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Securities,  including exchange-traded funds (ETFs) and equity linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Securities  trading in various  foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                  place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

               4. Short-term securities with original or remaining maturities of
                  60 days or less may be valued at amortized cost, which approximates market value.

               5. Repurchase  agreements are valued at cost, which  approximates market value.

               6. Securities  for  which  market   quotations  are  not  readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

                  in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

            D. REPURCHASE  AGREEMENTS  - The  Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.
               Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities,  other assets,  and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2007, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by less than $500 and $15,000, respectively, resulting in a total reduction in Fund expenses of $15,000.

            G. INDEMNIFICATIONS  - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

               exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 1.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2007.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds  from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         November 30, 2007, were $235,609,000 and $180,860,000, respectively.

         As of November 30, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2007, were $137,825,000 and $10,581,000, respectively, resulting in net unrealized appreciation of $127,244,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

         in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2007, the Fund received securities-lending income of $20,000, which is net of the 20% income retained by Wachovia. As of November 30, 2007, the Fund loaned securities having a fair market value of approximately $8,571,000 and received cash collateral of $9,078,000 for the loans. Of this amount, $9,044,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $34,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT  FEES - The  Manager  provides  investment  management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

               be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Emerging Markets Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/-1.00% to 4.00%                        +/-0.04%
+/-4.01% to 7.00%                        +/-0.05%
+/-7.01% and greater                     +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Emerging Markets Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended November 30, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $2,526,000, which is net of a performance adjustment of $(62,000) that decreased the base management fee of 1.00% by 0.02%.

            B. SUBADVISORY  ARRANGEMENTS  - The  Manager  has  entered  into  an investment subadvisory agreement with The Boston Company Asset Management, LLC (The Boston Company) and Batterymarch Financial Management, Inc. (Batterymarch), under which The Boston Company and Batterymarch direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

               The Manager (not the Fund) pays The Boston Company a subadvisory fee in the annual amount of 0.69% of the portion of the Fund's average net assets that The Boston Company manages. For the six-month period ended November 30, 2007, the Manager incurred subadvisory fees, paid or payable to The Boston Company, of $873,000.

               The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.80% for assets up to $100 million; 0.75% for assets over $100 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund's average net assets that Batterymarch manages. For the six-month period ended November 30, 2007, the Manager incurred subadvisory fees, paid or payable to Batterymarch, of $1,027,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

            C. ADMINISTRATION  AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $388,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2007, the Fund reimbursed the Manager $4,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. EXPENSE  LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.80% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended November 30, 2007, the Fund did not incur any reimbursable expenses.

            E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $608,000.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

            F. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL  ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

               value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS  NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
               159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                        NOVEMBER 30,                      YEAR ENDED MAY 31,
                                       ---------------------------------------------------------------------------------
                                           2007             2007             2006         2005         2004         2003
                                       ---------------------------------------------------------------------------------
Net asset value at
    beginning of period                $  22.67         $  16.82         $  12.59     $  10.06     $   7.24      $  7.93
                                       ---------------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income                   .11              .14              .13          .13          .07          .03(a)
    Net realized and
       unrealized gain (loss)              3.99             5.93             4.21         2.47         2.75         (.72)(a)
                                       ---------------------------------------------------------------------------------
Total from investment operations:          4.10             6.07             4.34         2.60         2.82         (.69)(a)
                                       ---------------------------------------------------------------------------------
 Less distributions from:
    Net investment income                     -             (.22)            (.11)        (.07)           -            -
                                       ---------------------------------------------------------------------------------
Net asset value at end of period       $  26.77         $  22.67         $  16.82      $ 12.59     $  10.06      $  7.24
                                       =================================================================================
Total return (%)*                         18.09            36.23(c)         34.52        25.82        38.95        (8.70)
Net assets at end of period (000)      $579,893         $445,365         $314,876     $152,351     $ 95,080      $54,794
Ratios to average net assets:
    Expenses (%)**(b)                      1.54(d),(e)      1.65(c),(d)      1.61(d)      1.80(d)      1.92(d)      2.33
    Net investment income (%)**            1.01(e)           .88             1.31         1.42          .92          .42
Portfolio turnover (%)                       36              109               48           36           76          141

 * Assumes reinvestment of all net investment income and realized capital gain distributions during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from Lipper reported return.
** For the six-month period ended November 30, 2007, average net assets were $518,772,000.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                           (.01%)           (.01%)           (.02%)       (.02%)       (.03%)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) For the year ended May 31, 2007, SAS  voluntarily  reimbursed the Fund for a portion of the  transfer  agency fees  incurred.  The  reimbursement  had no effect on the  Fund's  total  return or ratio of  expenses  to  average  net assets.
(d) Effective March 1, 2004, the Manager  voluntarily agreed to limit the Fund's expense ratio to 1.80% of the Fund's average annual net assets. From June 1,
    2003, through February 29, 2004, the voluntary expense ratio limit was 2.10%
    of the Fund's average annual net assets.
(e) Annualized.  The  ratio  is  not  necessarily  indicative  of 12  months  of operations.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2007, through November 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

48

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2007

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                      BEGINNING            ENDING            DURING PERIOD*
                                    ACCOUNT VALUE      ACCOUNT VALUE         JUNE 1, 2007 -
                                     JUNE 1, 2007     NOVEMBER 30, 2007     NOVEMBER 30, 2007
                                    ---------------------------------------------------------
Actual                                $1,000.00           $1,180.90               $8.34

Hypothetical
   (5% return before expenses)         1,000.00            1,017.35                7.72

         *Expenses are equal to the Fund's annualized expense ratio of 1.53%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 18.09% for the six-month period of June 1, 2007, through November 30, 2007.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices, or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE WITHOUT CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                           Paper

-------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

25559-0108     W                            (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-24-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01-28-2008
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    01-24-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.